Equity and Earnings per Share - Temporary equity activities (Details) - shares		3 Months Ended						6 Months Ended	12 Months Ended
	Jul. 09, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jul. 09, 2021	Dec. 31, 2020
Class A-3 Units
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary equity, issued (in shares)			376,395				326,428	376,395	326,428
Issuance of temporary equity (in shares)	1,444	14,094	13,457	13,235	12,771	12,193	11,768	28,995	49,967
Temporary equity, issued (in shares)	405,390			376,395				405,390	376,395
Class A-2 Units
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary equity, issued (in shares)			225,972				195,973	225,972	195,973
Issuance of temporary equity (in shares)	867	8,461	8,079	7,947	7,667	7,320	7,065	17,407	29,999
Temporary equity, issued (in shares)	243,379			225,972				243,379	225,972
Class A-1 Units
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary equity, issued (in shares)			296,302				256,966	296,302	256,966
Issuance of temporary equity (in shares)	1,137	11,094	10,593	10,421	10,053	9,598	9,264	22,824	39,336
Temporary equity, issued (in shares)	319,126			296,302				319,126	296,302